Convertible Notes Payable (Details) - Schedule of fair value of conversion features and warrant liabilities	6 Months Ended
Jun. 30, 2020 $ / shares
Convertible Notes Payable (Details) - Schedule of fair value of conversion features and warrant liabilities [Line Items]
Dividend yield	0.00%
Minimum [Member]
Convertible Notes Payable (Details) - Schedule of fair value of conversion features and warrant liabilities [Line Items]
Expected volatility	83.00%
Risk free interest rate	0.16%
Contractual terms (in years)	29 days
Conversion/Exercise price (in Dollars per share)	$ 0.80
Maximum [Member]
Convertible Notes Payable (Details) - Schedule of fair value of conversion features and warrant liabilities [Line Items]
Expected volatility	108.00%
Risk free interest rate	0.47%
Contractual terms (in years)	4 years 6 months
Conversion/Exercise price (in Dollars per share)	$ 1.25